SCHEDULE OF SHARE-BASED PAYMENT, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Price	$ 5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 4.5	$ 4.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	37.50%	40.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years	7 years	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.94%
Minimum [Member]
Share Price		$ 5.00	$ 7.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 2.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			46.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.98%	0.78%
Maximum [Member]
Share Price		$ 7.20	$ 10.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 7.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			49.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.95%	1.51%